Components of Net Financing Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components Net Financing Leases [Line Items]
Capital Leases, Net Investment in Direct Financing Leases, Minimum Payments to be Received	$ 503,447	$ 520,226
Capital Leases, Net Investment in Direct Financing Leases, Unguaranteed Residual Values of Leased Property	129,927	134,194
Capital Leases, Net Investment in Direct Financing Leases, Initial Direct Costs	6,966	6,691
Capital Leases, Net Investment in Direct Financing Leases, Deferred Income	93,157	97,244
Capital Leases, Investment In Direct Financing Leases	547,183	563,867
Capital Leases, Net Investment in Direct Financing Leases, Allowance for Uncollectible Minimum Lease Payments	3,475	4,891
Capital Leases, Net Investment in Direct Financing Leases, Total	$ 543,708	$ 558,976